Fair Value of Financial Instruments - Schedule of Inputs and Valuation Methodologies Used (Details) - Level 3 $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Contingent Consideration | Pelican Therapeutics, Inc. | Discount rate | Probability weighted income approach
Fair Value of Financial Instruments
Contingent Consideration		7.51
Revenue earn-out | Elusys Therapeutics | Discount rate | Discounted cash flow analysis
Fair Value of Financial Instruments
Contingent Consideration	24.5
Revenue earn-out | Elusys Therapeutics | Future revenue projections | Discounted cash flow analysis
Fair Value of Financial Instruments
Contingent Consideration	325.9
Deferred contract consideration | Elusys Therapeutics | Discount rate | Discounted cash flow analysis
Fair Value of Financial Instruments
Contingent Consideration	15.5
Deferred contract consideration | Elusys Therapeutics | Future revenue projections | Discounted cash flow analysis
Fair Value of Financial Instruments
Contingent Consideration	7.6
Minimum | Contingent Consideration | Pelican Therapeutics, Inc. | Probability of occurrence | Probability weighted income approach
Fair Value of Financial Instruments
Contingent Consideration		4.9
Maximum | Contingent Consideration | Pelican Therapeutics, Inc. | Probability of occurrence | Probability weighted income approach
Fair Value of Financial Instruments
Contingent Consideration		75